Fair Value (Details) - Schedule of fair value warrants estimated using the Black-Scholes option-pricing model $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares $ / item	Dec. 31, 2021 USD ($) $ / shares $ / item	Dec. 31, 2020 USD ($) $ / shares $ / item
Schedule of fair value warrants estimated using the Black-Scholes option-pricing model [Abstract]
Equity Value (in Dollars) | $			$ 525,034,000
Stock Price (in Dollars per share)	$ 2.27	$ 8.76
Strike price (in Dollars per Item) | $ / item	11.5	11.5
Holding Period/Term (years)	4 years 3 months 29 days	4 years 9 months 18 days	3 years
Volatility	72.00%	52.90%	59.50%
Expected dividends
Risk-Free Rate	3.00%	1.23%	0.17%
Fair value of warrants (in Dollars per share)	$ 0.54	$ 3.3
Discount for Lack of Marketability			10.00%